Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
December 31, 2018
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$6	$25	$8	$39
States, municipalities and political subdivisions	—	4,238	59	4,297
Foreign government	—	13	—	13
Residential MBS	—	1,787	161	1,948
Commercial MBS	—	788	48	836
Asset-backed securities	—	6,925	628	7,553
Corporate and other	14	17,713	1,719	19,446
Total AFS fixed maturities	20	31,489	2,623	34,132
Trading fixed maturities	—	55	—	55
Equity securities	493	38	212	743
Equity index call options	—	184	—	184
Variable annuity assets (separate accounts) (*)	—	557	—	557
Other assets — derivatives	—	16	—	16
Total assets accounted for at fair value	$513	$32,339	$2,835	$35,687
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$2,720	$2,720
Other liabilities — derivatives	—	49	—	49
Total liabilities accounted for at fair value	$—	$49	$2,720	$2,769

December 31, 2017
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$8	$30	$8	$46
States, municipalities and political subdivisions	—	4,253	72	4,325
Foreign government	—	13	—	13
Residential MBS	—	2,198	99	2,297
Commercial MBS	—	834	34	868
Asset-backed securities	—	5,697	540	6,237
Corporate and other	16	16,480	941	17,437
Total AFS fixed maturities	24	29,505	1,694	31,223
Trading fixed maturities	—	116	—	116
Equity securities	450	38	105	593
Equity index call options	—	701	—	701
Variable annuity assets (separate accounts) (*)	—	644	—	644
Other assets — derivatives	—	—	—	—
Total assets accounted for at fair value	$474	$31,004	$1,799	$33,277
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$2,542	$2,542
Other liabilities — derivatives	—	35	—	35
Total liabilities accounted for at fair value	$—	$35	$2,542	$2,577

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

Fair value measurements, Levels 1 and 2 transfers
The transfers between Level 1 and Level 2 for the years ended December 31, 2018, 2017 and 2016 are reflected in the table below at fair value as of the end of the reporting period (dollars in millions):

	Level 2 To Level 1 Transfers						Level 1 To Level 2 Transfers
	# of Transfers			Fair Value			# of Transfers			Fair Value
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Perpetual preferred stocks	—	1	—	$—	$1	$—	—	1	1	$—	$1	$1
Common stocks	—	—	2	—	—	—	—	—	2	—	—	—

Unobservable inputs used by management in determining fair value of embedded derivatives
The following table presents information about the unobservable inputs used by management in determining fair value of these Level 3 liabilities. See Note F — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.6% – 2.1% over the risk free rate
Risk margin for uncertainty in cash flows	0.73% reduction in the discount rate
Surrenders	3% – 23% of indexed account value
Partial surrenders	2% – 9% of indexed account value
Annuitizations	0.1% – 1% of indexed account value
Deaths	1.5% – 9.5% of indexed account value
Budgeted option costs	2.6% – 3.6% of indexed account value

Changes in balances of Level 3 financial assets
Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2018, 2017 and 2016 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs and $20 million of equity securities transferred into Level 3 in the first quarter of 2018 related to a small number of limited partnerships and similar investments carried at cost under the prior guidance that are carried at fair value through net earnings under new guidance adopted on January 1, 2018, as discussed in Note A — “Accounting Policies — Investments.” All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2018
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	72	—	(3)	—	(2)	—	(8)	59
Residential MBS	99	(5)	(4)	—	(18)	106	(17)	161
Commercial MBS	34	—	—	14	—	—	—	48
Asset-backed securities	540	(2)	(10)	316	(182)	71	(105)	628
Corporate and other	941	(9)	(18)	986	(148)	26	(59)	1,719
Total AFS fixed maturities	1,694	(16)	(35)	1,316	(350)	203	(189)	2,623
Equity securities	105	(4)	—	106	(4)	20	(11)	212
Total Level 3 assets	$1,799	$(20)	$(35)	$1,422	$(354)	$223	$(200)	$2,835

Embedded derivatives (*)	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)
Total Level 3 liabilities	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $44 million in 2018.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	75	—	1	—	(2)	—	(2)	72
Residential MBS	148	(3)	1	1	(26)	32	(54)	99
Commercial MBS	25	2	—	13	(10)	4	—	34
Asset-backed securities	359	—	1	295	(95)	154	(174)	540
Corporate and other	652	(5)	3	440	(120)	29	(58)	941
Total AFS fixed maturities	1,267	(6)	6	749	(253)	219	(288)	1,694
Equity securities	110	(14)	7	25	(10)	—	(13)	105
Total Level 3 assets	$1,377	$(20)	$13	$774	$(263)	$219	$(301)	$1,799

Embedded derivatives (*)	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)
Total Level 3 liabilities	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $25 million in 2017.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
U.S. government agency	$15	$(7)	$—	$—	$—	$—	$—	$8
State and municipal	32	—	(3)	47	(1)	—	—	75
Residential MBS	184	(3)	(2)	6	(26)	29	(40)	148
Commercial MBS	36	(1)	—	—	(6)	—	(4)	25
Asset-backed securities	333	(1)	1	30	(20)	49	(33)	359
Corporate and other	580	(1)	(9)	134	(58)	22	(16)	652
Total AFS fixed maturities	1,180	(13)	(13)	217	(111)	100	(93)	1,267
Equity securities	83	(6)	23	28	(15)	9	(12)	110
Total Level 3 assets	$1,263	$(19)	$10	$245	$(126)	$109	$(105)	$1,377

Embedded derivatives (*)	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)
Total Level 3 liabilities	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $17 million in 2016.

Changes in balances of Level 3 financial liabilities
Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2018, 2017 and 2016 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs and $20 million of equity securities transferred into Level 3 in the first quarter of 2018 related to a small number of limited partnerships and similar investments carried at cost under the prior guidance that are carried at fair value through net earnings under new guidance adopted on January 1, 2018, as discussed in Note A — “Accounting Policies — Investments.” All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2018
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	72	—	(3)	—	(2)	—	(8)	59
Residential MBS	99	(5)	(4)	—	(18)	106	(17)	161
Commercial MBS	34	—	—	14	—	—	—	48
Asset-backed securities	540	(2)	(10)	316	(182)	71	(105)	628
Corporate and other	941	(9)	(18)	986	(148)	26	(59)	1,719
Total AFS fixed maturities	1,694	(16)	(35)	1,316	(350)	203	(189)	2,623
Equity securities	105	(4)	—	106	(4)	20	(11)	212
Total Level 3 assets	$1,799	$(20)	$(35)	$1,422	$(354)	$223	$(200)	$2,835

Embedded derivatives (*)	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)
Total Level 3 liabilities	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $44 million in 2018.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	75	—	1	—	(2)	—	(2)	72
Residential MBS	148	(3)	1	1	(26)	32	(54)	99
Commercial MBS	25	2	—	13	(10)	4	—	34
Asset-backed securities	359	—	1	295	(95)	154	(174)	540
Corporate and other	652	(5)	3	440	(120)	29	(58)	941
Total AFS fixed maturities	1,267	(6)	6	749	(253)	219	(288)	1,694
Equity securities	110	(14)	7	25	(10)	—	(13)	105
Total Level 3 assets	$1,377	$(20)	$13	$774	$(263)	$219	$(301)	$1,799

Embedded derivatives (*)	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)
Total Level 3 liabilities	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $25 million in 2017.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
U.S. government agency	$15	$(7)	$—	$—	$—	$—	$—	$8
State and municipal	32	—	(3)	47	(1)	—	—	75
Residential MBS	184	(3)	(2)	6	(26)	29	(40)	148
Commercial MBS	36	(1)	—	—	(6)	—	(4)	25
Asset-backed securities	333	(1)	1	30	(20)	49	(33)	359
Corporate and other	580	(1)	(9)	134	(58)	22	(16)	652
Total AFS fixed maturities	1,180	(13)	(13)	217	(111)	100	(93)	1,267
Equity securities	83	(6)	23	28	(15)	9	(12)	110
Total Level 3 assets	$1,263	$(19)	$10	$245	$(126)	$109	$(105)	$1,377

Embedded derivatives (*)	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)
Total Level 3 liabilities	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $17 million in 2016.

Fair value of financial instruments
The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements are summarized below (in millions):

	Carrying	Fair Value
	Value	Total	Level 1	Level 2	Level 3
December 31, 2018
Financial assets:
Cash and cash equivalents	$329	$329	$329	$—	$—
Mortgage loans	783	772	—	—	772
Policy loans	174	174	—	—	174
Total financial assets not accounted for at fair value	$1,286	$1,275	$329	$—	$946
Financial liabilities:
Annuity benefits accumulated (*)	$36,384	$34,765	$—	$—	$34,765
Total financial liabilities not accounted for at fair value	$36,384	$34,765	$—	$—	$34,765

December 31, 2017
Financial assets:
Cash and cash equivalents	$611	$611	$611	$—	$—
Mortgage loans	820	814	—	—	814
Policy loans	184	184	—	—	184
Total financial assets not accounted for at fair value	$1,615	$1,609	$611	$—	$998
Financial liabilities:
Annuity benefits accumulated (*)	$33,110	$32,461	$—	$—	$32,461
Total financial liabilities not accounted for at fair value	$33,110	$32,461	$—	$—	$32,461

(*)	Excludes $232 million and $206 million of life contingent annuities in the payout phase at December 31, 2018 and 2017, respectively.